Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 24.7%
Australia - 0.3%
Atlassian Corp., Class A (A)	2,305	$ 489,144
BHP Group Ltd.	21,323	517,363
Medibank Pvt Ltd.	120,340	336,331
QBE Insurance Group Ltd.	39,562	546,635
Rio Tinto Ltd.	2,719	197,290
Telstra Group Ltd.	161,062	425,491
		2,512,254
Austria - 0.1%
Erste Group Bank AG	7,189	497,271
Belgium - 0.1%
KBC Group NV	5,815	530,000
Bermuda - 0.0% (B)
Arch Capital Group Ltd.	3,192	307,006
Canada - 0.0% (B)
Shopify, Inc., Class A (A)	2,308	220,149
China - 0.0% (B)
Yum China Holdings, Inc.	7,203	374,988
Denmark - 0.1%
Carlsberg AS, Class B	3,485	441,123
Novo Nordisk AS, Class B	12,944	885,089
		1,326,212
Finland - 0.1%
Nordea Bank Abp	49,390	631,720
France - 1.2%
Air Liquide SA	4,770	906,038
Airbus SE	4,095	721,071
Arkema SA	2,769	212,025
Capgemini SE	1,672	251,231
Cie Generale des Etablissements Michelin SCA	23,476	825,100
Dassault Systemes SE	4,230	161,048
Legrand SA	6,219	658,614
LVMH Moet Hennessy Louis Vuitton SE	3,766	2,332,202
Pernod Ricard SA	5,321	525,675
Safran SA	8,250	2,172,087
Sanofi SA	11,493	1,272,526
TotalEnergies SE	9,298	599,097
Vinci SA	4,970	626,519
		11,263,233
Germany - 1.0%
Allianz SE	1,682	643,718
Deutsche Boerse AG	7,303	2,154,820
Deutsche Telekom AG	28,191	1,040,811
Muenchener Rueckversicherungs- Gesellschaft AG	4,151	2,622,273
SAP SE	3,248	870,300
Siemens AG	5,699	1,316,162
		8,648,084
	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 0.2%
AIA Group Ltd.	98,600	$ 746,389
Hong Kong Exchanges & Clearing Ltd.	20,400	907,478
		1,653,867
Ireland - 0.3%
Accenture PLC, Class A	1,170	365,087
Kingspan Group PLC	2,949	238,215
Medtronic PLC	4,771	428,722
Smurfit WestRock PLC	8,453	380,892
Trane Technologies PLC	2,619	882,393
		2,295,309
Italy - 0.1%
UniCredit SpA	20,138	1,130,388
Japan - 1.3%
Bridgestone Corp.	11,700	470,022
Disco Corp.	2,000	408,443
Hitachi Ltd.	19,500	457,848
Hoya Corp.	7,800	880,296
IHI Corp.	3,900	272,176
ITOCHU Corp.	19,300	895,963
Japan Exchange Group, Inc.	43,600	448,684
Kao Corp.	9,600	415,553
Keyence Corp.	3,300	1,297,593
Mitsubishi UFJ Financial Group, Inc.	67,800	924,373
Mitsui Fudosan Co. Ltd.	59,400	531,931
Recruit Holdings Co. Ltd.	7,100	367,860
Seven & i Holdings Co. Ltd.	21,400	309,891
Shin-Etsu Chemical Co. Ltd.	12,300	350,982
Sony Group Corp.	53,900	1,363,831
Suzuki Motor Corp.	51,400	630,941
Terumo Corp.	34,500	649,153
Tokio Marine Holdings, Inc.	17,900	696,360
		11,371,900
Netherlands - 0.4%
ASML Holding NV	2,279	1,508,181
Heineken NV	11,000	896,943
Koninklijke Ahold Delhaize NV	17,391	649,641
Koninklijke KPN NV	164,159	695,321
		3,750,086
Republic of Korea - 0.0% (B)
SK Hynix, Inc.	942	125,574
Singapore - 0.2%
DBS Group Holdings Ltd.	52,580	1,805,666
Spain - 0.2%
Banco Santander SA	85,873	578,518
CaixaBank SA (C)	30,418	236,948
Iberdrola SA	52,404	846,224
Industria de Diseno Textil SA	11,021	548,756
		2,210,446
Sweden - 0.3%
Atlas Copco AB, A Shares	28,862	461,025
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Spotify Technology SA (A)	759	$ 417,473
Volvo AB, B Shares (A)(C)	59,939	1,758,511
		2,637,009
Switzerland - 0.6%
Chubb Ltd.	1,591	480,466
Cie Financiere Richemont SA, Class A	3,181	555,294
Garmin Ltd.	1,827	396,696
Lonza Group AG	1,018	628,890
Nestle SA	19,091	1,929,271
Novartis AG	6,235	692,520
UBS Group AG	13,557	416,398
		5,099,535
Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	21,000	591,423
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,552	1,419,632
		2,011,055
United Kingdom - 1.1%
3i Group PLC	22,953	1,079,264
Aon PLC, Class A	2,154	859,640
AstraZeneca PLC	7,358	1,080,483
Compass Group PLC	15,583	515,428
Diageo PLC	18,710	488,941
InterContinental Hotels Group PLC	3,931	423,251
London Stock Exchange Group PLC	4,744	704,613
NatWest Group PLC	112,875	666,457
Next PLC	4,383	631,482
RELX PLC	17,706	889,926
Rio Tinto PLC	6,335	380,164
Sage Group PLC	17,494	274,661
Shell PLC	31,182	1,135,034
SSE PLC	21,769	448,406
TechnipFMC PLC	16,806	532,582
		10,110,332
United States - 16.9%
3M Co.	3,294	483,757
Abbott Laboratories	7,206	955,876
AbbVie, Inc.	11,733	2,458,298
Air Lease Corp.	3,910	188,892
Align Technology, Inc. (A)	1,924	305,647
Alnylam Pharmaceuticals, Inc. (A)	1,490	402,330
Alphabet, Inc., Class C	13,506	2,110,042
Amazon.com, Inc. (A)	40,101	7,629,616
American Express Co.	1,586	426,713
American Homes 4 Rent, Class A, REIT	13,694	517,770
American Tower Corp., REIT	972	211,507
Ameriprise Financial, Inc.	500	242,055
AMETEK, Inc.	2,928	504,026
Analog Devices, Inc.	3,963	799,218
Apple Hospitality, Inc., REIT	7,875	101,666
Apple, Inc.	22,898	5,086,333
AppLovin Corp., Class A (A)	347	91,945
Arista Networks, Inc. (A)	2,119	164,180
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Arthur J Gallagher & Co.	1,059	$ 365,609
AutoZone, Inc. (A)	254	968,446
Axalta Coating Systems Ltd. (A)	13,057	433,101
Baker Hughes Co.	23,817	1,046,757
Bank of America Corp.	36,852	1,537,834
Bath & Body Works, Inc.	8,093	245,380
Berkshire Hathaway, Inc., Class B (A)	3,220	1,714,908
Best Buy Co., Inc.	3,701	272,431
Blackstone, Inc.	4,943	690,933
Block, Inc. (A)	3,369	183,038
Blueprint Medicines Corp. (A)	1,315	116,391
Booking Holdings, Inc.	235	1,082,624
Booz Allen Hamilton Holding Corp.	863	90,253
Bright Horizons Family Solutions, Inc. (A)	1,974	250,777
Bristol-Myers Squibb Co.	37,578	2,291,882
Broadcom, Inc.	13,729	2,298,646
Capital One Financial Corp.	4,860	871,398
Cardinal Health, Inc.	1,387	191,087
Carlisle Cos., Inc.	1,244	423,582
Casey's General Stores, Inc.	628	272,577
CBRE Group, Inc., Class A (A)	1,104	144,381
Cencora, Inc.	2,537	705,514
Charles Schwab Corp.	17,007	1,331,308
Cheniere Energy, Inc.	1,474	341,084
Chevron Corp.	5,944	994,372
Cigna Group	1,909	628,061
Cisco Systems, Inc.	4,416	272,511
CME Group, Inc.	4,481	1,188,765
Cognizant Technology Solutions Corp., Class A	4,631	354,272
Columbia Banking System, Inc.	9,325	232,566
Columbia Sportswear Co.	1,041	78,793
ConocoPhillips	12,472	1,309,809
Constellation Brands, Inc., Class A	1,774	325,565
Cooper Cos., Inc. (A)	4,051	341,702
Copart, Inc. (A)	9,790	554,016
Corpay, Inc. (A)	1,279	446,013
Coterra Energy, Inc.	7,680	221,952
Crowdstrike Holdings, Inc., Class A (A)	1,329	468,579
CVS Health Corp.	5,669	384,075
Dick's Sporting Goods, Inc.	1,697	342,047
Digital Realty Trust, Inc., REIT	2,074	297,183
Discover Financial Services	628	107,200
Dominion Energy, Inc.	8,037	450,635
DoorDash, Inc., Class A (A)	3,347	611,731
Dover Corp.	2,971	521,945
Eagle Materials, Inc.	1,226	272,086
EastGroup Properties, Inc., REIT	995	175,269
Eaton Corp. PLC	739	200,882
Edison International	7,089	417,684
elf Beauty, Inc. (A)	2,472	155,217
Eli Lilly & Co.	1,820	1,503,156
Entegris, Inc.	3,742	327,350
Entergy Corp.	2,335	199,619
EOG Resources, Inc.	8,646	1,108,763
Expedia Group, Inc.	1,895	318,550
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Exxon Mobil Corp.	12,196	$ 1,450,470
Federal Realty Investment Trust, REIT	3,294	322,219
FedEx Corp.	2,186	532,903
Fidelity National Information Services, Inc.	11,132	831,338
Fifth Third Bancorp	5,559	217,913
First Citizens BancShares, Inc., Class A	397	736,086
Flutter Entertainment PLC (A)	941	208,479
Fortune Brands Innovations, Inc.	5,154	313,776
General Dynamics Corp.	1,538	419,228
Gentex Corp.	9,513	221,653
Goldman Sachs Group, Inc.	1,076	587,808
Graphic Packaging Holding Co.	16,194	420,396
HCA Healthcare, Inc.	1,661	573,959
Henry Schein, Inc. (A)	9,548	653,943
Hewlett Packard Enterprise Co.	27,394	422,689
Hilton Worldwide Holdings, Inc.	1,413	321,528
Home Depot, Inc.	1,313	481,201
Honeywell International, Inc.	1,411	298,779
Host Hotels & Resorts, Inc., REIT	20,551	292,030
Howmet Aerospace, Inc.	2,435	315,893
HubSpot, Inc. (A)	866	494,737
Humana, Inc.	687	181,780
IAC, Inc. (A)	6,147	282,393
Ingersoll Rand, Inc.	4,534	362,856
Insmed, Inc. (A)	4,432	338,117
Interactive Brokers Group, Inc., Class A	2,912	482,198
International Paper Co.	4,819	257,094
Intuit, Inc.	1,521	933,879
Intuitive Surgical, Inc. (A)	1,815	898,915
IQVIA Holdings, Inc. (A)	957	168,719
ITT, Inc.	3,756	485,125
Jabil, Inc.	1,019	138,655
JB Hunt Transport Services, Inc.	4,233	626,272
Johnson & Johnson	12,939	2,145,804
Keurig Dr. Pepper, Inc.	16,495	564,459
Kinder Morgan, Inc.	13,753	392,373
Kinsale Capital Group, Inc.	469	228,267
KKR & Co., Inc.	2,648	306,135
Kontoor Brands, Inc.	2,796	179,308
Labcorp Holdings, Inc.	2,042	475,255
Lamar Advertising Co., Class A, REIT	2,738	311,530
Linde PLC	3,974	1,850,453
Loews Corp.	7,688	706,604
Lowe's Cos., Inc.	2,361	550,656
M&T Bank Corp.	5,440	972,400
Marriott International, Inc., Class A	2,847	678,155
Martin Marietta Materials, Inc.	802	383,460
Mastercard, Inc., Class A	6,109	3,348,465
McDonald's Corp.	6,936	2,166,598
McKesson Corp.	752	506,089
Merck & Co., Inc.	4,259	382,288
Meta Platforms, Inc., Class A	11,217	6,465,030
Mettler-Toledo International, Inc. (A)	168	198,393
MGIC Investment Corp.	17,730	439,349
Microchip Technology, Inc.	5,819	281,698
Micron Technology, Inc.	2,266	196,893
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Microsoft Corp.	22,365	$ 8,395,597
Mid-America Apartment Communities, Inc., REIT	3,238	542,624
Middleby Corp. (A)	940	142,861
Mohawk Industries, Inc. (A)	3,456	394,606
MongoDB, Inc. (A)	795	139,443
Moody's Corp.	1,355	631,010
Morgan Stanley	3,184	371,477
Murphy USA, Inc.	573	269,201
Natera, Inc. (A)	3,975	562,105
Netflix, Inc. (A)	1,210	1,128,361
NextEra Energy, Inc.	17,225	1,221,080
Northern Trust Corp.	6,208	612,419
Northrop Grumman Corp.	429	219,652
NVIDIA Corp.	58,435	6,333,185
ON Semiconductor Corp. (A)	5,460	222,167
Oracle Corp.	7,887	1,102,681
Oscar Health, Inc., Class A (A)	11,674	153,046
Otis Worldwide Corp.	17,515	1,807,548
Packaging Corp. of America	1,472	291,485
Palo Alto Networks, Inc. (A)	4,423	754,741
PepsiCo, Inc.	5,953	892,593
PG&E Corp.	23,385	401,754
Philip Morris International, Inc.	4,995	792,856
PNC Financial Services Group, Inc.	2,472	434,503
Pool Corp.	708	225,392
Post Holdings, Inc. (A)	3,404	396,089
Procter & Gamble Co.	2,841	484,163
Progressive Corp.	2,974	841,672
Prologis, Inc., REIT	4,918	549,783
Public Service Enterprise Group, Inc.	2,252	185,340
Public Storage, REIT	1,327	397,158
Quanta Services, Inc.	2,233	567,584
Raymond James Financial, Inc.	1,047	145,439
Rayonier, Inc., REIT	6,571	183,200
Regency Centers Corp., REIT	6,836	504,223
Regeneron Pharmaceuticals, Inc.	1,318	835,915
Regions Financial Corp.	25,059	544,532
Robinhood Markets, Inc., Class A (A)	3,379	140,634
Ross Stores, Inc.	8,065	1,030,626
RTX Corp.	4,449	589,315
Saia, Inc. (A)	665	232,371
SBA Communications Corp., REIT	1,445	317,914
Silgan Holdings, Inc.	5,411	276,610
Sirius XM Holdings, Inc.	8,420	189,829
Snowflake, Inc., Class A (A)	2,204	322,137
Southern Co.	16,903	1,554,231
Southwest Airlines Co.	7,429	249,466
Starbucks Corp.	3,644	357,440
State Street Corp.	6,994	626,173
Synopsys, Inc. (A)	855	366,667
Take-Two Interactive Software, Inc. (A)	2,745	568,901
TD SYNNEX Corp.	5,195	540,072
Teradyne, Inc.	2,647	218,642
Tesla, Inc. (A)	4,906	1,271,439
Texas Instruments, Inc.	3,084	554,195
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Thermo Fisher Scientific, Inc.	2,651	$ 1,319,138
TJX Cos., Inc.	5,977	727,999
Tradeweb Markets, Inc., Class A	2,185	324,385
TransUnion	2,299	190,794
Travelers Cos., Inc.	3,344	884,354
U.S. Bancorp	6,157	259,949
Uber Technologies, Inc. (A)	7,177	522,916
Ulta Beauty, Inc. (A)	370	135,620
Union Pacific Corp.	1,718	405,860
UnitedHealth Group, Inc.	3,281	1,718,424
Verizon Communications, Inc.	10,318	468,025
Vertex Pharmaceuticals, Inc. (A)	1,794	869,767
Vertiv Holdings Co., Class A	3,234	233,495
W.R. Berkley Corp.	5,050	359,358
Walt Disney Co.	12,454	1,229,210
Wells Fargo & Co.	32,875	2,360,096
Western Digital Corp. (A)	10,837	438,140
Weyerhaeuser Co., REIT	9,888	289,521
Williams Cos., Inc.	12,198	728,953
WillScot Holdings Corp.	14,208	394,982
Xcel Energy, Inc.	4,493	318,059
Yum! Brands, Inc.	7,517	1,182,875
		152,808,940
Total Common Stocks (Cost $199,520,157)		223,321,024

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 24.1%
U.S. Treasury - 24.1%
U.S. Treasury Bonds
1.13%, 05/15/2040	$ 300	189
1.88%, 02/15/2051 - 11/15/2051	1,790,100	1,031,100
2.00%, 08/15/2051	25,000	14,805
2.25%, 02/15/2052	1,686,600	1,058,210
2.38%, 05/15/2051	2,253,600	1,465,808
2.88%, 05/15/2043 - 05/15/2052	1,930,000	1,462,067
3.00%, 08/15/2048 - 08/15/2052	983,900	732,090
3.13%, 02/15/2043	2,500,000	2,043,555
3.63%, 08/15/2043 - 05/15/2053	1,050,200	918,107
3.88%, 08/15/2040 - 05/15/2043	2,935,000	2,696,214
4.00%, 11/15/2052	862,300	773,611
4.13%, 08/15/2044	7,970,000	7,438,252
4.25%, 02/15/2054 - 08/15/2054	12,314,000	11,556,809
4.38%, 05/15/2040	250,000	247,227
4.50%, 02/15/2044 - 11/15/2054	4,350,000	4,276,130
4.63%, 11/15/2044	6,085,000	6,069,787
U.S. Treasury Bonds, Principal Only STRIPS
08/15/2026 - 08/15/2041	23,748,000	17,280,878
11/15/2040 (C)	2,494,000	1,190,130
U.S. Treasury Notes
0.38%, 01/31/2026	130,000	126,042
0.75%, 04/30/2026	330,000	318,558
1.13%, 10/31/2026 (D)	19,910,000	19,048,270
1.25%, 04/30/2028 - 06/30/2028	3,835,000	3,527,099
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
1.38%, 10/31/2028	$ 27,415,000	$ 25,090,079
1.63%, 02/15/2026 - 08/15/2029	949,400	913,527
1.75%, 12/31/2026	130,000	125,211
2.00%, 11/15/2026	245,000	237,497
2.25%, 11/15/2025 - 02/15/2027	237,000	230,797
2.50%, 02/28/2026 - 03/31/2027	2,441,000	2,377,100
2.63%, 05/31/2027	26,082,000	25,382,065
2.88%, 05/15/2028	355,000	344,073
3.88%, 08/15/2034	1,000,000	972,031
4.13%, 10/31/2026 - 11/30/2029	60,400,000	60,755,087
4.25%, 01/31/2026 (D)	10,025,700	10,035,726
4.25%, 11/30/2026 - 11/15/2034	7,495,000	7,519,641
		217,257,772
U.S. Treasury Inflation-Protected Securities - 0.0% (B)
U.S. Treasury Inflation-Protected Indexed Bonds
2.50%, 01/15/2029	73,965	77,252
		77,252
Total U.S. Government Obligations (Cost $224,189,080)		217,335,024
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.9%
COOF Securitization Trust Ltd., Interest Only STRIPS
3.06% (E), 06/25/2040 (F)	34,217	2,321
Federal Farm Credit Banks Funding Corp.
1.65%, 07/23/2035	5,000,000	3,764,380
2.10%, 02/25/2036	1,525,000	1,184,019
2.35%, 03/10/2036	2,660,000	2,078,661
2.50%, 04/14/2036	4,647,000	3,725,274
2.75%, 02/02/2037	3,831,000	3,114,829
Federal Home Loan Banks
1.93%, 02/11/2036	3,000,000	2,290,914
2.09%, 02/22/2036	4,510,000	3,508,656
Federal Home Loan Mortgage Corp.
2.50%, 07/01/2050 - 04/01/2052	18,556,350	15,539,357
3.00%, 11/01/2051 (G)	1,146,055	998,492
3.00%, 06/01/2052	1,463,424	1,277,352
3.50%, 01/01/2032 - 04/01/2052	4,212,086	3,881,315
4.00%, 08/01/2047	2,899,400	2,735,533
4.50%, 09/01/2052	7,680,548	7,352,434
5.00%, 07/01/2052 - 12/01/2053	16,330,767	16,024,860
5.50%, 07/01/2053 - 10/01/2054	5,701,983	5,715,544
6.00%, 06/01/2053 - 10/01/2054	14,515,857	14,898,224
6.50%, 09/01/2037 - 11/01/2037	2,870	2,925
1-Year CMT + 2.25%, 6.93% (E), 02/01/2036	7,284	7,501
1-Year RFUCC Treasury + 1.85%, 7.18% (E), 07/01/2040	12,794	13,204
1-Year CMT + 2.43%, 7.38% (E), 12/01/2031	5,542	5,645
Federal Home Loan Mortgage Corp. REMICS
2.50%, 12/25/2047	3,004,269	2,664,628
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
(4.44) * 1-Month SOFR Average + 23.93%, 4.61% (E), 06/15/2035	$ 25,079	$ 25,081
5.00%, 06/15/2025	19	19
(3.62) * 1-Month SOFR Average + 26.80%, 5.50% (E), 05/15/2041	34,172	33,726
1-Month SOFR Average + 1.20%, 5.54% (E), 11/25/2054	2,046,484	2,045,016
5.64% (E), 10/15/2038	8,067	8,347
1-Month SOFR Average + 1.35%, 5.69% (E), 11/25/2054	2,024,223	2,032,790
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.26%, 1.91% (E), 10/15/2037	103,714	8,722
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
09/15/2032 - 01/15/2040	67,969	57,255
Federal National Mortgage Association
2.50%, 08/01/2050 - 05/01/2052	16,522,576	13,865,029
3.00%, 04/01/2051 - 07/01/2060	37,230,793	32,447,136
3.50%, 08/01/2032 - 10/01/2050	5,115,254	4,685,337
4.00%, 11/01/2050	367,564	346,368
4.50%, 09/01/2040	66,320	65,380
5.00%, 07/01/2052 - 11/01/2052	10,332,589	10,158,946
5.50%, 07/01/2025 - 01/01/2059	8,905,817	8,979,584
6.00%, 07/01/2027 - 01/01/2053	6,429,761	6,548,731
6.50%, 11/01/2053	2,875,050	2,995,112
7.00%, 11/01/2037	8,751	8,926
Federal National Mortgage Association REMICS
2.50%, 09/25/2048	3,936,108	3,462,254
5.00%, 10/25/2025 - 01/25/2046	1,201,158	1,220,339
5.50%, 11/25/2033	461,872	472,790
1-Month SOFR Average + 1.17%, 5.51% (E), 09/25/2054	1,988,104	1,985,388
Federal National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.42%, 2.08% (E), 01/25/2041	98,198	14,691
(1.00) * 1-Month SOFR Average + 6.49%, 2.15% (E), 08/25/2035 - 06/25/2036	83,147	8,879
(1.00) * 1-Month SOFR Average + 6.59%, 2.25% (E), 03/25/2036	94,083	8,849
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2034 - 12/25/2043	385,635	287,964
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032	5,858	5,337
Federal National Mortgage Association-ACES
1.59%, 11/25/2028	253,850	233,449
Federal National Mortgage Association- ACES, Interest Only STRIPS
1.91% (E), 11/25/2033	2,885,746	200,685
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association- ACES, Interest Only STRIPS (continued)
1.95% (E), 07/25/2030	$ 2,411,724	$ 141,271
1.98% (E), 11/25/2028	1,765,383	83,762
Government National Mortgage Association
2.00%, 04/20/2052	6,401,466	5,226,437
4.00%, 10/20/2052	2,013,254	1,888,138
4.50%, 08/20/2052	8,790,867	8,433,339
5.00%, 08/20/2052 - 09/20/2052	3,086,473	3,046,653
5.50%, 11/20/2052 - 09/20/2054	9,696,794	9,747,855
Government National Mortgage Association REMICS
1.65%, 01/20/2063 - 04/20/2063	6,122	5,787
3.50%, 10/20/2051	902,686	854,886
4.00% (E), 11/16/2042	58,857	56,391
1-Month Term SOFR + 0.56%, 4.87% (E), 03/20/2060 - 05/20/2062	3,587	3,555
1-Month Term SOFR + 0.66%, 4.97% (E), 04/20/2062 - 07/20/2062	326	325
5.00%, 04/20/2041	300,372	296,903
1-Month Term SOFR + 0.76%, 5.07% (E), 05/20/2061	1,031	1,031
5.15% (E), 07/20/2060	380	314
1-Month Term SOFR + 1.11%, 5.42% (E), 12/20/2066	144,291	144,645
(3.50) * 1-Month Term SOFR + 22.87%, 7.76% (E), 04/20/2037	13,180	14,568
Government National Mortgage Association REMICS, Interest Only STRIPS
1.54% (E), 06/20/2067	1,179,368	33,109
(1.00) * 1-Month Term SOFR + 6.49%, 2.17% (E), 05/20/2041	27,884	1,772
7.50%, 04/20/2031	277	18
Government National Mortgage Association REMICS, Principal Only STRIPS
01/20/2038	4,410	4,305
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.87% (E), 08/25/2038 (F)	121,186	1,932
1.90% (E), 03/25/2039 (F)	109,648	2,943
2.40% (E), 04/25/2040 (F)	33,435	1,484
Resolution Funding Corp., Principal Only STRIPS
04/15/2030	400,000	324,071
Tennessee Valley Authority
4.25%, 09/15/2065 (C)	264,000	214,966
4.63%, 09/15/2060	155,000	137,617
5.88%, 04/01/2036	874,000	961,881
Tennessee Valley Authority, Interest Only STRIPS
0.00%, 07/15/2028	1,000,000	875,201
Total U.S. Government Agency Obligations (Cost $219,188,090)		215,503,357
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES - 22.0%
Australia - 0.1%
National Australia Bank Ltd.
2.33%, 08/21/2030 (F)	$ 415,000	$ 360,554
Santos Finance Ltd.
3.65%, 04/29/2031 (F)	319,000	288,849
6.88%, 09/19/2033 (F)	61,000	65,293
		714,696
Belgium - 0.0% (B)
KBC Group NV
Fixed until 10/16/2029, 4.93% (E), 10/16/2030 (F)	200,000	199,878
Canada - 0.6%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (F)	575,365	560,545
Canadian Natural Resources Ltd.
5.00%, 12/15/2029 (F)	233,000	232,583
Canadian Pacific Railway Co.
2.05%, 03/05/2030	403,000	356,186
3.10%, 12/02/2051	281,000	182,050
4.70%, 05/01/2048	261,000	228,193
Enbridge, Inc.
Fixed until 10/15/2028, 8.25% (E), 01/15/2084	214,000	225,329
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028 (F)	330,000	340,053
Fortis, Inc.
3.06%, 10/04/2026	654,000	638,723
GFL Environmental, Inc.
6.75%, 01/15/2031 (F)	1,010,000	1,041,312
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (E), 02/24/2032	169,000	166,110
Rogers Communications, Inc.
3.80%, 03/15/2032	326,000	295,215
Royal Bank of Canada
Fixed until 05/02/2030, 4.97% (E), 05/02/2031	740,000	742,669
Toronto-Dominion Bank
5.30%, 01/30/2032	265,000	269,048
TransCanada PipeLines Ltd.
6.10%, 06/01/2040	78,000	79,968
TransCanada Trust
Fixed until 08/15/2026, 5.88% (E), 08/15/2076	208,000	206,483
		5,564,467
Cayman Islands - 0.2%
Avolon Holdings Funding Ltd.
2.75%, 02/21/2028 (F)	778,000	731,589
5.15%, 01/15/2030 (F)	839,000	830,770
5.75%, 11/15/2029 (F)	195,000	198,719
6.38%, 05/04/2028 (F)	348,000	359,906
		2,120,984
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Denmark - 0.1%
Danske Bank AS
Fixed until 10/02/2029, 4.61% (E), 10/02/2030 (F)	$ 675,000	$ 664,890
Fixed until 03/01/2029, 5.71% (E), 03/01/2030 (F)	200,000	205,570
		870,460
Finland - 0.0% (B)
Nordea Bank Abp
Fixed until 09/13/2028, 4.63% (E), 09/13/2033 (F)	270,000	264,879
France - 0.6%
BNP Paribas SA
Fixed until 06/12/2028, 5.34% (E), 06/12/2029 (F)	820,000	834,146
Fixed until 01/13/2032, 5.79% (E), 01/13/2033 (F)	230,000	234,769
Fixed until 09/10/2034, 7.38% (E)(F)(I)	200,000	199,985
BPCE SA
Fixed until 10/19/2031, 3.12% (E), 10/19/2032 (F)	250,000	212,553
Fixed until 01/14/2030, 5.88% (E), 01/14/2031 (F)	250,000	255,783
Fixed until 01/14/2035, 6.29% (E), 01/14/2036 (F)	290,000	299,056
Credit Agricole SA
Fixed until 01/09/2028, 5.23% (E), 01/09/2029 (F)	455,000	459,649
Fixed until 01/09/2035, 5.86% (E), 01/09/2036 (F)	250,000	255,071
Fixed until 09/23/2034, 6.70% (E)(F)(I)	400,000	384,751
Engie SA
5.25%, 04/10/2029 (F)	240,000	244,463
Societe Generale SA
Fixed until 06/09/2026, 1.79% (E), 06/09/2027 (F)	700,000	675,321
Fixed until 06/09/2031, 2.89% (E), 06/09/2032 (F)	420,000	361,180
Fixed until 11/21/2029, 8.13% (E)(F)(I)	450,000	448,257
TotalEnergies Capital International SA
2.99%, 06/29/2041	493,000	358,486
TotalEnergies Capital SA
5.28%, 09/10/2054	42,000	39,463
5.49%, 04/05/2054	194,000	186,996
5.64%, 04/05/2064	174,000	169,099
		5,619,028
Germany - 0.1%
Deutsche Bank AG
Fixed until 11/16/2026, 2.31% (E), 11/16/2027	460,000	441,950
Fixed until 07/13/2026, 7.15% (E), 07/13/2027	460,000	472,767
		914,717
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	$ 847,000	$ 795,565
4.63%, 09/10/2029	150,000	148,233
6.10%, 01/15/2027	255,000	260,697
AIB Group PLC
Fixed until 03/28/2034, 5.87% (E), 03/28/2035 (F)	200,000	203,094
Bank of Ireland Group PLC
Fixed until 03/20/2029, 5.60% (E), 03/20/2030 (F)	435,000	445,440
		1,853,029
Italy - 0.3%
Eni SpA
5.70%, 10/01/2040 (F)	405,000	389,860
5.95%, 05/15/2054 (F)	400,000	389,978
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (E), 06/01/2042 (F)	925,000	741,643
6.63%, 06/20/2033 (C)(F)	250,000	267,002
7.20%, 11/28/2033 (F)	375,000	414,987
UniCredit SpA
Fixed until 06/03/2026, 1.98% (E), 06/03/2027 (F)	480,000	463,747
Fixed until 06/03/2031, 3.13% (E), 06/03/2032 (F)	200,000	177,793
		2,845,010
Mexico - 0.1%
Mexico City Airport Trust
5.50%, 07/31/2047 (F)	200,000	164,160
Petroleos Mexicanos
6.50%, 03/13/2027	440,000	429,308
		593,468
Multi-National - 0.0% (B)
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	120,000	103,217
4.38%, 02/02/2052	39,000	30,245
7.25%, 11/15/2053	121,000	136,322
		269,784
Netherlands - 0.3%
ABN AMRO Bank NV
Fixed until 12/03/2027, 4.99% (E), 12/03/2028 (F)	500,000	503,055
Fixed until 09/18/2026, 6.34% (E), 09/18/2027 (F)	400,000	408,987
ENEL Finance International NV
2.13%, 07/12/2028 (F)	200,000	183,808
2.50%, 07/12/2031 (F)	490,000	420,086
3.50%, 04/06/2028 (F)	200,000	193,127
5.13%, 06/26/2029 (F)	355,000	358,451
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
ING Groep NV
3-Month SOFR Index + 1.01%, 5.37% (E), 03/25/2029	$ 515,000	$ 514,599
		2,582,113
Panama - 0.0% (B)
Banco Nacional de Panama
2.50%, 08/11/2030 (F)	300,000	248,390
Saudi Arabia - 0.0% (B)
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (F)	200,000	196,225
Singapore - 0.1%
IBM International Capital Pte. Ltd.
4.75%, 02/05/2031	295,000	294,916
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/2034	394,000	386,238
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	460,000	426,104
		1,107,258
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/2029	400,000	409,611
Banco Santander SA
Fixed until 09/14/2026, 1.72% (E), 09/14/2027	600,000	574,277
5.44%, 07/15/2031	1,000,000	1,023,556
Fixed until 05/21/2033, 9.63% (E)(I)	200,000	229,725
CaixaBank SA
Fixed until 06/15/2034, 6.04% (E), 06/15/2035 (F)	200,000	206,320
Fixed until 09/13/2026, 6.68% (E), 09/13/2027 (F)	395,000	406,034
Fixed until 09/13/2033, 6.84% (E), 09/13/2034 (F)	245,000	265,721
		3,115,244
Sweden - 0.1%
Svenska Handelsbanken AB
5.50%, 06/15/2028 (F)	480,000	492,273
Switzerland - 0.2%
UBS AG
7.50%, 02/15/2028	825,000	887,825
UBS Group AG
Fixed until 11/13/2033, 9.25% (E)(F)(I)	200,000	228,296
Fixed until 11/13/2028, 9.25% (E)(F)(I)	200,000	217,208
		1,333,329
United Kingdom - 0.9%
BG Energy Capital PLC
5.13%, 10/15/2041 (F)	210,000	198,920
HSBC Holdings PLC
Fixed until 11/19/2027, 5.13% (E), 11/19/2028	480,000	483,597
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
HSBC Holdings PLC (continued)
Fixed until 11/19/2029, 5.29% (E), 11/19/2030	$ 570,000	$ 575,416
Fixed until 05/17/2027, 5.60% (E), 05/17/2028	410,000	416,652
Fixed until 11/18/2034, 5.87% (E), 11/18/2035	710,000	703,662
Fixed until 11/03/2027, 7.39% (E), 11/03/2028	485,000	515,236
Imperial Brands Finance PLC
5.50%, 02/01/2030 (F)	895,000	914,353
5.88%, 07/01/2034 (F)	597,000	602,497
Nationwide Building Society
5.13%, 07/29/2029 (F)	520,000	525,929
NatWest Group PLC
Fixed until 11/10/2033, 8.13% (C)(E)(I)	200,000	209,986
NatWest Markets PLC
5.02%, 03/21/2030 (F)	560,000	563,104
Santander U.K. Group Holdings PLC
Fixed until 09/11/2029, 4.86% (E), 09/11/2030	602,000	595,759
Fixed until 04/15/2030, 5.69% (E), 04/15/2031	590,000	601,220
Standard Chartered PLC
Fixed until 01/21/2035, 6.23% (E), 01/21/2036 (F)	270,000	279,937
Fixed until 02/08/2029, 7.02% (E), 02/08/2030 (F)	715,000	763,591
Vodafone Group PLC
5.75%, 06/28/2054	116,000	110,199
		8,060,058
United States - 17.7%
AbbVie, Inc.
4.05%, 11/21/2039	490,000	428,134
4.25%, 11/21/2049	402,000	331,780
4.40%, 11/06/2042	167,000	146,946
4.63%, 10/01/2042	442,000	400,142
4.80%, 03/15/2029	314,000	317,570
5.50%, 03/15/2064	51,000	49,936
5.60%, 03/15/2055	80,000	80,634
Accenture Capital, Inc.
4.25%, 10/04/2031	224,000	219,655
4.50%, 10/04/2034	213,000	205,308
Advanced Micro Devices, Inc.
4.39%, 06/01/2052 (C)	110,000	93,012
AES Corp.
5.45%, 06/01/2028	317,000	322,296
Alexandria Real Estate Equities, Inc.
3.55%, 03/15/2052	216,000	146,944
Alliant Energy Finance LLC
1.40%, 03/15/2026 (F)	56,000	54,144
5.95%, 03/30/2029 (F)	519,000	537,114
Alphabet, Inc.
1.90%, 08/15/2040	145,000	96,699
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Altria Group, Inc.
2.45%, 02/04/2032	$ 480,000	$ 404,034
3.40%, 05/06/2030 - 02/04/2041	675,000	533,799
Amazon.com, Inc.
2.50%, 06/03/2050	130,000	78,457
2.70%, 06/03/2060	132,000	76,280
3.10%, 05/12/2051	101,000	68,623
3.88%, 08/22/2037	599,000	537,138
Amcor Flexibles North America, Inc.
5.10%, 03/17/2030 (F)	180,000	181,274
5.50%, 03/17/2035 (F)	285,000	285,360
Ameren Corp.
5.38%, 03/15/2035	545,000	542,316
American Airlines Pass-Through Trust
3.38%, 11/01/2028	134,845	130,642
3.95%, 01/11/2032	31,000	29,174
4.10%, 07/15/2029	161,403	156,167
American Tower Corp.
5.20%, 02/15/2029	412,000	418,374
Amgen, Inc.
2.45%, 02/21/2030	586,000	528,472
3.15%, 02/21/2040	137,000	104,288
4.20%, 02/22/2052	369,000	288,477
4.66%, 06/15/2051	75,000	63,809
4.88%, 03/01/2053	340,000	295,570
5.75%, 03/02/2063	341,000	330,879
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	393,000	378,071
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	177,000	170,276
Antero Resources Corp.
5.38%, 03/01/2030 (F)	303,000	297,377
Apple, Inc.
2.70%, 08/05/2051	490,000	307,270
2.80%, 02/08/2061	45,000	27,040
2.95%, 09/11/2049	200,000	134,672
AT&T, Inc.
2.55%, 12/01/2033	922,000	754,516
3.50%, 06/01/2041 - 09/15/2053	304,000	227,106
3.55%, 09/15/2055	708,000	477,447
3.65%, 09/15/2059	354,000	237,614
3.80%, 12/01/2057	164,000	114,643
5.40%, 02/15/2034	133,000	134,763
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	205,000	200,391
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (E), 07/23/2031	228,000	195,770
Fixed until 10/24/2030, 1.92% (E), 10/24/2031	228,000	194,720
Fixed until 06/19/2040, 2.68% (E), 06/19/2041	58,000	40,975
Fixed until 10/22/2029, 2.88% (E), 10/22/2030	1,159,000	1,066,993
Fixed until 12/20/2027, 3.42% (E), 12/20/2028	1,127,000	1,091,687
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
Fixed until 01/20/2027, 3.82% (E), 01/20/2028	$ 1,561,000	$ 1,540,734
Fixed until 02/07/2029, 3.97% (E), 02/07/2030	608,000	591,030
Fixed until 01/24/2030, 5.16% (E), 01/24/2031	650,000	658,186
Fixed until 04/25/2028, 5.20% (E), 04/25/2029	744,000	755,283
Fixed until 08/15/2034, 5.43% (E), 08/15/2035	357,000	348,707
Fixed until 01/24/2035, 5.51% (E), 01/24/2036	295,000	299,426
Fixed until 10/25/2034, 5.52% (E), 10/25/2035	250,000	244,512
Fixed until 09/15/2028, 5.82% (E), 09/15/2029	1,339,000	1,386,202
BAT Capital Corp.
3.73%, 09/25/2040	377,000	290,537
4.39%, 08/15/2037	159,000	139,280
4.54%, 08/15/2047	300,000	238,758
5.35%, 08/15/2032	430,000	431,731
5.63%, 08/15/2035	285,000	285,501
5.83%, 02/20/2031	247,000	256,500
7.08%, 08/02/2043	415,000	451,918
Baxter International, Inc.
2.27%, 12/01/2028	216,000	198,347
2.54%, 02/01/2032 (C)	933,000	798,594
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053	54,000	44,900
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	56,000	42,930
Berry Global, Inc.
5.65%, 01/15/2034	170,000	171,943
5.80%, 06/15/2031	552,000	573,029
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036 (F)	430,000	423,045
6.05%, 01/15/2029 (F)	219,000	227,235
Biogen, Inc.
2.25%, 05/01/2030	1,130,000	995,524
Boeing Co.
3.25%, 02/01/2035	350,000	287,399
3.63%, 02/01/2031	188,000	174,051
3.95%, 08/01/2059	250,000	169,598
5.81%, 05/01/2050	327,000	309,899
6.86%, 05/01/2054	280,000	303,259
7.01%, 05/01/2064	136,000	146,966
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	51,000	34,635
3.70%, 03/15/2052	299,000	219,603
3.90%, 03/15/2062	167,000	120,312
5.20%, 02/22/2034	72,000	73,082
5.55%, 02/22/2054	410,000	402,499
5.65%, 02/22/2064	268,000	262,609
6.25%, 11/15/2053	267,000	286,670
Broadcom, Inc.
3.14%, 11/15/2035 (F)	554,000	459,023
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Broadcom, Inc. (continued)
3.42%, 04/15/2033 (F)	$ 600,000	$ 533,148
3.47%, 04/15/2034 (F)	340,000	298,509
3.75%, 02/15/2051 (F)	106,000	78,884
4.55%, 02/15/2032	83,000	80,809
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	222,000	176,027
4.15%, 04/01/2045	46,000	38,141
4.38%, 09/01/2042	46,000	40,032
5.20%, 04/15/2054	298,000	282,427
Cadence Design Systems, Inc.
4.70%, 09/10/2034	544,000	529,619
Calpine Corp.
4.63%, 02/01/2029 (F)	365,000	349,974
Cardinal Health, Inc.
5.75%, 11/15/2054	95,000	92,564
Cencora, Inc.
2.70%, 03/15/2031	1,052,000	934,493
2.80%, 05/15/2030	75,000	68,587
4.85%, 12/15/2029	55,000	55,233
CF Industries, Inc.
4.95%, 06/01/2043	54,000	47,046
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	74,000	66,636
2.80%, 04/01/2031	281,000	242,473
3.50%, 06/01/2041 - 03/01/2042	564,000	388,399
3.70%, 04/01/2051	773,000	485,556
4.80%, 03/01/2050	116,000	87,153
6.38%, 10/23/2035	43,000	43,466
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	219,000	208,922
Cheniere Energy Partners LP
3.25%, 01/31/2032	404,000	354,787
4.50%, 10/01/2029	767,000	745,227
5.75%, 08/15/2034	316,000	319,739
Cheniere Energy, Inc.
4.63%, 10/15/2028	315,000	311,374
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
4.75%, 05/15/2030 (F)	445,000	443,945
Citigroup, Inc.
Fixed until 11/05/2029, 2.98% (E), 11/05/2030	549,000	504,958
Fixed until 10/27/2027, 3.52% (E), 10/27/2028	447,000	434,286
Fixed until 07/24/2027, 3.67% (E), 07/24/2028	727,000	710,678
Fixed until 04/23/2028, 4.08% (E), 04/23/2029	257,000	252,465
Fixed until 09/19/2029, 4.54% (E), 09/19/2030	852,000	839,449
Fixed until 03/27/2035, 5.33% (E), 03/27/2036	270,000	268,309
Fixed until 02/13/2034, 5.83% (E), 02/13/2035	549,000	545,361
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc. (continued)
Fixed until 01/24/2035, 6.02% (E), 01/24/2036	$ 290,000	$ 292,038
Fixed until 05/25/2033, 6.17% (E), 05/25/2034	195,000	199,388
Fixed until 02/15/2030, 6.75% (E)(I)	510,000	504,854
Fixed until 02/15/2030, 6.95% (E)(I)	315,000	314,145
Fixed until 08/15/2029, 7.13% (E)(I)	594,000	607,764
CMS Energy Corp.
Fixed until 03/01/2035, 6.50% (E), 06/01/2055	215,000	209,690
Coca-Cola Co.
5.30%, 05/13/2054	42,000	40,933
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035 (F)	320,000	315,546
5.93%, 08/15/2030 (F)	129,000	133,905
6.04%, 11/15/2033 (F)	422,000	434,684
Comcast Corp.
2.80%, 01/15/2051	76,000	45,713
2.89%, 11/01/2051	1,134,000	689,575
2.94%, 11/01/2056	1,205,000	706,129
3.75%, 04/01/2040	178,000	145,508
Commonwealth Edison Co.
4.70%, 01/15/2044	158,000	140,004
ConocoPhillips Co.
4.70%, 01/15/2030	660,000	663,079
5.00%, 01/15/2035	250,000	246,852
5.70%, 09/15/2063	213,000	206,516
Constellation Energy Generation LLC
5.60%, 06/15/2042	69,000	66,559
Consumers Energy Co.
3.95%, 05/15/2043	224,000	184,053
COPT Defense Properties LP
2.00%, 01/15/2029	147,000	131,149
2.75%, 04/15/2031	316,000	273,462
Coterra Energy, Inc.
5.40%, 02/15/2035	210,000	206,195
5.90%, 02/15/2055	440,000	416,683
Crown Castle, Inc.
3.65%, 09/01/2027	551,000	536,537
5.00%, 01/11/2028	170,000	170,553
5.60%, 06/01/2029	404,000	412,402
CSX Corp.
2.50%, 05/15/2051	366,000	212,422
CVS Health Corp.
3.25%, 08/15/2029	147,000	137,128
4.13%, 04/01/2040	145,000	117,479
4.78%, 03/25/2038	181,000	162,380
5.88%, 06/01/2053	370,000	347,860
CVS Pass-Through Trust
6.20%, 10/10/2025 (F)	6,921	6,923
Dell International LLC/EMC Corp.
5.00%, 04/01/2030 (G)	70,000	70,203
5.50%, 04/01/2035 (G)	490,000	488,991
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Diamondback Energy, Inc.
5.75%, 04/18/2054	$ 434,000	$ 407,278
Dominion Energy, Inc.
4.90%, 08/01/2041	299,000	269,076
5.45%, 03/15/2035	178,000	177,509
Fixed until 03/03/2034, 7.00% (E), 06/01/2054	203,000	213,364
Dow Chemical Co.
4.38%, 11/15/2042	174,000	142,445
DT Midstream, Inc.
4.13%, 06/15/2029 (F)	191,000	179,899
4.38%, 06/15/2031 (F)	404,000	371,530
DTE Energy Co.
5.20%, 04/01/2030	650,000	657,364
5.85%, 06/01/2034	176,000	181,488
Duke Energy Carolinas LLC
4.00%, 09/30/2042	159,000	130,024
Duke Energy Indiana LLC
2.75%, 04/01/2050	181,000	109,860
5.25%, 03/01/2034	220,000	221,672
5.40%, 04/01/2053	37,000	35,016
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	172,000	165,823
Duke Energy Progress LLC
2.90%, 08/15/2051	230,000	144,110
5.05%, 03/15/2035 (C)	364,000	361,094
5.25%, 03/15/2033	171,000	173,756
DuPont de Nemours, Inc.
5.32%, 11/15/2038	292,000	300,161
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (F)	336,000	326,253
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	320,000	307,620
5.80%, 01/15/2035	175,000	180,190
Eaton Corp.
4.15%, 11/02/2042	315,000	269,413
Edison International
Fixed until 12/15/2026, 5.00% (E)(I)	572,000	516,611
5.25%, 03/15/2032 (C)	241,000	230,106
Electronic Arts, Inc.
1.85%, 02/15/2031	426,000	361,706
2.95%, 02/15/2051	131,000	82,693
Elevance Health, Inc.
2.88%, 09/15/2029	160,000	148,570
4.63%, 05/15/2042	123,000	108,175
4.65%, 01/15/2043	86,000	75,498
6.10%, 10/15/2052	133,000	135,448
Emera U.S. Finance LP
2.64%, 06/15/2031	271,000	233,701
4.75%, 06/15/2046	293,000	240,663
Energy Transfer LP
5.60%, 09/01/2034	199,000	198,863
5.70%, 04/01/2035	187,000	187,801
5.75%, 02/15/2033	179,000	182,970
6.00%, 02/01/2029 (F)	1,149,000	1,168,158
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Energy Transfer LP (continued)
6.40%, 12/01/2030	$ 325,000	$ 345,975
6.55%, 12/01/2033	76,000	81,092
Fixed until 05/15/2025, 6.75% (E)(I)	216,000	215,942
Fixed until 05/15/2030, 7.13% (E)(I)	141,000	142,490
7.38%, 02/01/2031 (F)	189,000	198,314
Entergy Arkansas LLC
4.95%, 12/15/2044	51,000	45,539
5.75%, 06/01/2054	66,000	65,422
Entergy Corp.
Fixed until 09/01/2029, 7.13% (E), 12/01/2054	558,000	564,810
Entergy Louisiana LLC
2.90%, 03/15/2051	333,000	204,756
5.70%, 03/15/2054	132,000	129,629
5.80%, 03/15/2055	220,000	217,927
Entergy Mississippi LLC
3.50%, 06/01/2051	38,000	26,417
5.80%, 04/15/2055	300,000	297,351
Entergy Texas, Inc.
3.45%, 12/01/2027	29,000	28,035
5.55%, 09/15/2054	62,000	59,317
Enterprise Products Operating LLC
5.55%, 02/16/2055	34,000	32,871
6.65%, 10/15/2034	231,000	255,554
EQM Midstream Partners LP
4.75%, 01/15/2031 (F)	523,000	502,414
6.38%, 04/01/2029 (F)	328,000	335,331
Equitable Holdings, Inc.
4.57%, 02/15/2029 (F)	152,000	149,635
Essex Portfolio LP
1.70%, 03/01/2028	299,000	274,969
Exelon Corp.
5.88%, 03/15/2055	114,000	113,255
Fixed until 12/15/2034, 6.50% (E), 03/15/2055	300,000	298,989
Expand Energy Corp.
4.75%, 02/01/2032	641,000	605,263
5.38%, 02/01/2029 - 03/15/2030	401,000	397,727
5.88%, 02/01/2029 (F)	355,000	354,364
6.75%, 04/15/2029 (F)	466,000	471,617
Extra Space Storage LP
5.50%, 07/01/2030	439,000	449,759
Exxon Mobil Corp.
3.00%, 08/16/2039	309,000	239,785
FedEx Corp.
3.25%, 05/15/2041 (F)	141,000	99,809
Fells Point Funding Trust
3.05%, 01/31/2027 (F)	1,245,000	1,205,798
FirstEnergy Transmission LLC
2.87%, 09/15/2028 (F)	419,000	394,214
4.55%, 04/01/2049 (F)	388,000	330,344
Florida Power & Light Co.
5.70%, 03/15/2055	210,000	212,674
5.80%, 03/15/2065	63,000	64,197
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Ford Motor Credit Co. LLC
5.85%, 05/17/2027	$ 200,000	$ 200,964
6.05%, 03/05/2031	410,000	403,748
7.20%, 06/10/2030	435,000	451,764
Foundry JV Holdco LLC
5.50%, 01/25/2031 (F)	200,000	202,946
6.15%, 01/25/2032 (F)	200,000	207,602
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	290,000	271,589
GE Capital Funding LLC
4.55%, 05/15/2032	200,000	194,763
General Motors Co.
5.15%, 04/01/2038	81,000	73,169
5.95%, 04/01/2049	129,000	117,926
General Motors Financial Co., Inc.
5.90%, 01/07/2035 (C)	60,000	59,264
5.95%, 04/04/2034	306,000	303,941
6.10%, 01/07/2034	144,000	144,353
Gilead Sciences, Inc.
2.60%, 10/01/2040	370,000	262,996
2.80%, 10/01/2050	145,000	90,542
4.60%, 09/01/2035	347,000	333,742
5.25%, 10/15/2033	588,000	600,502
Glencore Funding LLC
5.19%, 04/01/2030 (F)(G)	130,000	130,699
5.67%, 04/01/2035 (F)(G)	560,000	560,447
6.38%, 10/06/2030 (F)	310,000	328,226
Global Payments, Inc.
3.20%, 08/15/2029	1,034,000	967,146
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (E), 03/09/2027	767,000	743,723
Fixed until 09/10/2026, 1.54% (E), 09/10/2027	984,000	941,078
Fixed until 10/31/2037, 4.02% (E), 10/31/2038	277,000	237,161
Fixed until 10/23/2029, 4.69% (E), 10/23/2030	216,000	214,676
Fixed until 10/23/2034, 5.02% (E), 10/23/2035	591,000	573,553
Fixed until 07/23/2034, 5.33% (E), 07/23/2035	931,000	924,506
Fixed until 01/28/2035, 5.54% (E), 01/28/2036	450,000	454,894
Fixed until 10/24/2028, 6.48% (E), 10/24/2029	1,579,000	1,666,638
HCA, Inc.
4.50%, 02/15/2027	548,000	546,020
4.63%, 03/15/2052	595,000	471,705
5.20%, 06/01/2028	363,000	367,229
5.25%, 06/15/2049	167,000	146,443
5.45%, 09/15/2034	166,000	164,172
5.50%, 03/01/2032 - 06/15/2047	310,000	307,112
5.63%, 09/01/2028	220,000	224,869
5.95%, 09/15/2054	166,000	158,777
6.00%, 04/01/2054	151,000	145,308
6.20%, 03/01/2055	230,000	227,537
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Healthpeak OP LLC
5.38%, 02/15/2035	$ 130,000	$ 129,209
Hess Corp.
5.60%, 02/15/2041	359,000	358,727
6.00%, 01/15/2040	350,000	370,746
Hess Midstream Operations LP
4.25%, 02/15/2030 (F)	86,000	80,892
5.50%, 10/15/2030 (F)	607,000	594,274
6.50%, 06/01/2029 (F)	249,000	253,525
Home Depot, Inc.
2.38%, 03/15/2051	458,000	261,077
3.30%, 04/15/2040	118,000	93,183
4.85%, 06/25/2031	262,000	265,203
5.30%, 06/25/2054	66,000	63,465
Huntington Bancshares, Inc.
Fixed until 02/02/2034, 5.71% (E), 02/02/2035	580,000	585,019
Fixed until 08/21/2028, 6.21% (E), 08/21/2029	262,000	272,545
Hyundai Capital America
4.88%, 11/01/2027 (F)	432,000	432,779
Intel Corp.
3.73%, 12/08/2047	65,000	45,132
ITC Holdings Corp.
2.95%, 05/14/2030 (F)	1,117,000	1,017,807
5.40%, 06/01/2033 (F)	175,000	175,407
5.65%, 05/09/2034 (F)	84,000	85,262
Jersey Central Power & Light Co.
5.10%, 01/15/2035 (F)	145,000	142,996
JetBlue Pass-Through Trust
2.75%, 11/15/2033	116,787	101,138
Kenvue, Inc.
5.20%, 03/22/2063	31,000	28,778
Keurig Dr. Pepper, Inc.
3.35%, 03/15/2051	112,000	75,446
KeyBank NA
3.90%, 04/13/2029	590,000	565,161
KeyCorp
Fixed until 06/01/2032, 4.79% (E), 06/01/2033	429,000	410,588
Fixed until 03/06/2034, 6.40% (E), 03/06/2035	60,000	63,252
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042	300,000	266,779
6.38%, 03/01/2041	185,000	189,750
Kinetik Holdings LP
5.88%, 06/15/2030 (F)	677,000	669,405
KLA Corp.
4.95%, 07/15/2052	116,000	105,792
Kroger Co.
4.45%, 02/01/2047	66,000	54,707
5.65%, 09/15/2064	332,000	311,895
Leidos, Inc.
2.30%, 02/15/2031	655,000	562,165
5.40%, 03/15/2032	249,000	250,287
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Lockheed Martin Corp.
4.70%, 12/15/2031	$ 290,000	$ 288,946
5.70%, 11/15/2054	220,000	222,559
LYB International Finance III LLC
3.63%, 04/01/2051	168,000	112,077
M&T Bank Corp.
Fixed until 01/16/2028, 4.83% (E), 01/16/2029	41,000	40,994
Fixed until 01/16/2035, 5.39% (E), 01/16/2036	739,000	724,333
Marathon Petroleum Corp.
4.75%, 09/15/2044	74,000	61,887
Marriott International, Inc.
5.10%, 04/15/2032	140,000	139,295
Mars, Inc.
3.88%, 04/01/2039 (F)	110,000	94,647
4.45%, 03/01/2027 (F)	800,000	801,268
4.60%, 03/01/2028 (F)	525,000	526,785
5.00%, 03/01/2032 (F)	180,000	180,516
5.20%, 03/01/2035 (F)	260,000	260,532
5.65%, 05/01/2045 (F)	174,000	173,853
5.70%, 05/01/2055 (F)	420,000	417,924
5.80%, 05/01/2065 (F)	167,000	166,659
Marvell Technology, Inc.
2.95%, 04/15/2031	348,000	310,138
5.75%, 02/15/2029	494,000	508,596
5.95%, 09/15/2033	170,000	177,015
Massachusetts Electric Co.
1.73%, 11/24/2030 (F)	334,000	278,223
McDonald's Corp.
3.70%, 02/15/2042	271,000	213,906
MDC Holdings, Inc.
6.00%, 01/15/2043	238,000	232,208
Merck & Co., Inc.
5.15%, 05/17/2063	86,000	79,687
Met Tower Global Funding
5.25%, 04/12/2029 (F)	430,000	439,784
Meta Platforms, Inc.
4.45%, 08/15/2052	359,000	304,364
5.40%, 08/15/2054	440,000	429,650
5.55%, 08/15/2064	116,000	113,797
5.60%, 05/15/2053	166,000	166,711
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (F)	230,000	211,244
5.15%, 03/28/2033 (F)	545,000	545,399
Microchip Technology, Inc.
5.05%, 02/15/2030	220,000	219,338
Microsoft Corp.
2.50%, 09/15/2050	387,000	239,230
2.53%, 06/01/2050	115,000	71,670
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (F)	28,000	27,650
Monongahela Power Co.
3.55%, 05/15/2027 (F)	32,000	31,267
Morgan Stanley
Fixed until 07/20/2026, 1.51% (E), 07/20/2027	579,000	556,403
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
Fixed until 02/13/2031, 1.79% (E), 02/13/2032	$ 417,000	$ 348,899
Fixed until 04/28/2031, 1.93% (E), 04/28/2032	210,000	175,727
Fixed until 09/16/2031, 2.48% (E), 09/16/2036	797,000	659,430
Fixed until 01/24/2028, 3.77% (E), 01/24/2029	214,000	209,159
Fixed until 10/18/2029, 4.65% (E), 10/18/2030	615,000	609,400
Fixed until 07/19/2029, 5.04% (E), 07/19/2030	307,000	309,237
Fixed until 01/16/2029, 5.17% (E), 01/16/2030	325,000	329,049
Fixed until 01/15/2030, 5.23% (E), 01/15/2031	480,000	487,392
Fixed until 07/19/2034, 5.32% (E), 07/19/2035	332,000	331,338
Fixed until 07/20/2028, 5.45% (E), 07/20/2029	76,000	77,664
Fixed until 11/19/2054, 5.52% (E), 11/19/2055	295,000	286,325
Fixed until 01/18/2035, 5.59% (E), 01/18/2036	440,000	448,174
Fixed until 04/18/2029, 5.66% (E), 04/18/2030	461,000	474,797
Morgan Stanley Bank NA
Fixed until 05/26/2027, 5.50% (E), 05/26/2028	815,000	829,716
MPLX LP
5.50%, 06/01/2034	218,000	216,816
Netflix, Inc.
5.38%, 11/15/2029 (F)	128,000	131,997
6.38%, 05/15/2029	515,000	550,724
Nevada Power Co.
Fixed until 02/15/2030, 6.25% (E), 05/15/2055	470,000	466,219
New York & Presbyterian Hospital
2.26%, 08/01/2040	234,000	162,658
New York Life Global Funding
1.20%, 08/07/2030 (F)	242,000	202,956
1.85%, 08/01/2031 (F)	230,000	194,938
New York Life Insurance Co.
3.75%, 05/15/2050 (F)	72,000	52,810
4.45%, 05/15/2069 (F)	86,000	66,827
NextEra Energy Capital Holdings, Inc.
5.45%, 03/15/2035	170,000	170,948
5.90%, 03/15/2055	310,000	308,282
Fixed until 03/15/2034, 6.75% (E), 06/15/2054	216,000	220,595
NGPL PipeCo LLC
4.88%, 08/15/2027 (F)	394,000	392,923
Niagara Mohawk Power Corp.
4.28%, 12/15/2028 (F)	271,000	266,954
NiSource, Inc.
5.80%, 02/01/2042	36,000	35,323
Fixed until 08/30/2029, 6.95% (E), 11/30/2054	216,000	218,964
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
NNN REIT, Inc.
3.00%, 04/15/2052	$ 80,000	$ 48,225
3.10%, 04/15/2050	250,000	156,235
3.50%, 04/15/2051	170,000	113,933
Norfolk Southern Corp.
3.05%, 05/15/2050	218,000	141,851
3.95%, 10/01/2042	76,000	61,737
5.95%, 03/15/2064	167,000	171,258
Northern Natural Gas Co.
3.40%, 10/16/2051 (F)	119,000	79,089
4.30%, 01/15/2049 (F)	58,000	46,411
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (F)	224,000	170,488
6.06%, 03/30/2040 (F)	284,000	297,690
NRG Energy, Inc.
4.45%, 06/15/2029 (F)	439,000	425,484
7.00%, 03/15/2033 (F)	243,000	261,559
Occidental Petroleum Corp.
3.50%, 08/15/2029	103,000	95,698
4.63%, 06/15/2045	192,000	145,704
5.38%, 01/01/2032	62,000	61,094
6.13%, 01/01/2031	310,000	318,592
Ohio Power Co.
2.90%, 10/01/2051	218,000	134,574
OhioHealth Corp.
2.30%, 11/15/2031	333,000	288,961
ONEOK, Inc.
5.05%, 04/01/2045	80,000	69,145
5.38%, 06/01/2029	96,000	97,346
5.60%, 04/01/2044	338,000	313,825
5.63%, 01/15/2028 (F)	212,000	215,534
6.50%, 09/01/2030 (F)	32,000	33,920
Oracle Corp.
3.60%, 04/01/2040 - 04/01/2050	515,000	373,963
3.85%, 07/15/2036	78,000	67,381
3.95%, 03/25/2051	187,000	136,687
4.38%, 05/15/2055	180,000	139,424
5.38%, 09/27/2054	150,000	136,137
6.00%, 08/03/2055	390,000	387,653
Ovintiv, Inc.
6.25%, 07/15/2033	162,000	167,076
6.50%, 02/01/2038	51,000	52,434
Pacific Gas & Electric Co.
3.25%, 06/01/2031	415,000	369,469
4.40%, 03/01/2032	121,000	112,867
4.45%, 04/15/2042	326,000	265,915
4.50%, 07/01/2040	226,371	191,569
4.55%, 07/01/2030	206,830	199,972
4.60%, 06/15/2043	333,000	272,546
5.55%, 05/15/2029	321,000	325,019
5.70%, 03/01/2035	248,000	247,383
6.10%, 01/15/2029	136,000	140,360
6.15%, 01/15/2033	83,000	85,333
PacifiCorp
2.90%, 06/15/2052	78,000	46,635
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PECO Energy Co.
2.80%, 06/15/2050	$ 266,000	$ 166,683
PG&E Corp.
Fixed until 12/15/2029, 7.38% (E), 03/15/2055	318,000	312,773
Philip Morris International, Inc.
3.88%, 08/21/2042	253,000	202,221
4.75%, 11/01/2031	885,000	881,217
5.13%, 02/13/2031	355,000	360,616
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	444,000	369,248
Pioneer Natural Resources Co.
2.15%, 01/15/2031	768,000	668,173
PNC Financial Services Group, Inc.
Fixed until 09/15/2026, 3.40% (E)(I)	242,000	230,967
Fixed until 10/21/2031, 4.81% (E), 10/21/2032	324,000	319,867
Fixed until 01/22/2034, 5.68% (E), 01/22/2035	216,000	220,648
Fixed until 10/20/2033, 6.88% (E), 10/20/2034	189,000	208,569
Prologis LP
2.13%, 10/15/2050	76,000	40,313
Prudential Financial, Inc.
Fixed until 12/15/2033, 6.50% (E), 03/15/2054	184,000	187,437
Public Service Co. of Colorado
2.70%, 01/15/2051	132,000	78,065
4.30%, 03/15/2044	185,000	153,358
4.50%, 06/01/2052	125,000	103,255
Public Service Co. of Oklahoma
5.20%, 01/15/2035	215,000	211,834
Puget Energy, Inc.
2.38%, 06/15/2028	136,000	126,325
5.73%, 03/15/2035 (F)	560,000	557,635
Puget Sound Energy, Inc.
5.64%, 04/15/2041	199,000	196,969
5.69%, 06/15/2054	79,000	78,005
Quanta Services, Inc.
5.25%, 08/09/2034	623,000	614,078
Quest Diagnostics, Inc.
4.60%, 12/15/2027	75,000	75,350
5.00%, 12/15/2034	428,000	420,361
Realty Income Corp.
5.38%, 09/01/2054	66,000	62,860
Regal Rexnord Corp.
6.05%, 04/15/2028	361,000	370,088
6.40%, 04/15/2033	147,000	152,228
Regency Centers LP
2.95%, 09/15/2029	194,000	180,554
3.70%, 06/15/2030	242,000	229,334
Republic Services, Inc.
5.15%, 03/15/2035	150,000	150,482
Roper Technologies, Inc.
4.50%, 10/15/2029	166,000	164,805
4.75%, 02/15/2032	91,000	89,833
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
RTX Corp.
2.38%, 03/15/2032	$ 494,000	$ 419,518
3.13%, 07/01/2050	114,000	74,903
S&P Global, Inc.
2.30%, 08/15/2060	184,000	93,323
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	329,000	325,071
4.50%, 05/15/2030	295,000	289,319
Salesforce, Inc.
2.70%, 07/15/2041	250,000	177,736
San Diego Gas & Electric Co.
2.95%, 08/15/2051	222,000	138,732
3.32%, 04/15/2050	65,000	44,059
4.30%, 04/01/2042	37,000	30,666
5.35%, 04/01/2053	299,000	279,228
5.40%, 04/15/2035	410,000	411,858
Sempra
Fixed until 07/01/2029, 6.88% (E), 10/01/2054	216,000	214,096
Smithfield Foods, Inc.
3.00%, 10/15/2030 (F)	459,000	408,693
Solventum Corp.
5.40%, 03/01/2029	870,000	886,477
5.45%, 03/13/2031	470,000	478,228
Sonoco Products Co.
4.60%, 09/01/2029	241,000	237,325
5.00%, 09/01/2034 (C)	382,000	364,570
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027 (F)	141,000	140,998
5.03%, 10/01/2029 (F)	403,000	399,545
Southern California Edison Co.
2.95%, 02/01/2051	196,000	118,335
3.60%, 02/01/2045	168,000	119,616
3.65%, 03/01/2028	185,000	179,030
5.20%, 06/01/2034	444,000	432,713
5.25%, 03/15/2030	189,000	189,883
5.45%, 03/01/2035	47,000	46,467
5.70%, 03/01/2053	69,000	64,209
5.88%, 12/01/2053	271,000	258,732
5.90%, 03/01/2055	55,000	52,826
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	121,000	101,884
3.15%, 09/30/2051	282,000	177,838
5.75%, 09/15/2033	135,000	139,013
Southern Power Co.
5.15%, 09/15/2041	329,000	308,682
5.25%, 07/15/2043	314,000	292,926
Southwestern Electric Power Co.
3.90%, 04/01/2045	71,000	54,004
Sprint Capital Corp.
6.88%, 11/15/2028	327,000	348,833
State Street Corp.
Fixed until 09/15/2029, 6.70% (E)(I)	432,000	441,950
Fixed until 03/15/2029, 6.70% (E)(I)	179,000	183,502
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Stellantis Finance U.S., Inc.
6.45%, 03/18/2035 (F)	$ 575,000	$ 569,259
Synopsys, Inc.
4.85%, 04/01/2030	260,000	261,395
5.15%, 04/01/2035	128,000	128,280
Take-Two Interactive Software, Inc.
4.95%, 03/28/2028	54,000	54,486
5.40%, 06/12/2029	50,000	51,197
5.60%, 06/12/2034	640,000	652,379
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (F)	610,000	686,852
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (F)	66,000	60,153
Texas Instruments, Inc.
5.00%, 03/14/2053	166,000	154,119
5.05%, 05/18/2063	140,000	127,688
5.15%, 02/08/2054	212,000	200,258
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	185,000	210,714
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	49,255
5.88%, 11/15/2040	65,000	59,405
6.55%, 05/01/2037	46,000	45,516
T-Mobile USA, Inc.
2.63%, 02/15/2029	597,000	552,695
3.30%, 02/15/2051	365,000	242,772
3.88%, 04/15/2030	263,000	251,807
5.13%, 05/15/2032	319,000	320,392
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (E), 01/26/2034	659,000	646,304
Trustees of Boston University
3.17%, 10/01/2050	282,000	191,923
Tucson Electric Power Co.
1.50%, 08/01/2030	121,000	101,746
U.S. Bancorp
Fixed until 01/23/2034, 5.68% (E), 01/23/2035	178,000	181,574
Fixed until 06/10/2033, 5.84% (E), 06/12/2034	287,000	295,644
U.S. Cellular Corp.
6.70%, 12/15/2033	325,000	348,106
Uber Technologies, Inc.
4.30%, 01/15/2030	328,000	322,133
4.50%, 08/15/2029 (F)	380,000	372,759
5.35%, 09/15/2054	66,000	61,572
UDR, Inc.
4.40%, 01/26/2029	378,000	374,167
5.13%, 09/01/2034	303,000	296,948
Union Electric Co.
3.90%, 04/01/2052	59,000	44,801
5.20%, 04/01/2034	370,000	371,462
5.25%, 04/15/2035 (G)	280,000	281,611
5.25%, 01/15/2054	178,000	165,927
5.45%, 03/15/2053	48,000	46,180
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Union Pacific Corp.
3.55%, 08/15/2039	$ 395,000	$ 326,400
United Airlines Pass-Through Trust
2.88%, 04/07/2030	352,187	330,684
3.75%, 03/03/2028	110,957	109,267
5.88%, 08/15/2038	357,858	359,352
UnitedHealth Group, Inc.
2.75%, 05/15/2040	167,000	120,180
3.05%, 05/15/2041	86,000	63,112
3.25%, 05/15/2051	194,000	129,074
3.50%, 08/15/2039	539,000	437,071
5.38%, 04/15/2054	116,000	109,714
5.63%, 07/15/2054	185,000	180,765
University of Miami
4.06%, 04/01/2052	272,000	216,400
Ventas Realty LP
3.00%, 01/15/2030	595,000	545,811
4.00%, 03/01/2028	56,000	55,006
Veralto Corp.
5.35%, 09/18/2028	314,000	321,414
Verizon Communications, Inc.
1.68%, 10/30/2030	417,000	354,534
1.75%, 01/20/2031	929,000	784,392
4.02%, 12/03/2029	377,000	366,465
Virginia Electric & Power Co.
2.45%, 12/15/2050	274,000	154,206
5.70%, 08/15/2053	71,000	69,627
Vistra Operations Co. LLC
5.70%, 12/30/2034 (F)	120,000	119,003
6.00%, 04/15/2034 (F)	305,000	308,196
6.95%, 10/15/2033 (F)	300,000	322,463
Volkswagen Group of America Finance LLC
5.80%, 03/27/2035 (F)	245,000	240,362
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	532,000	500,715
4.28%, 03/15/2032	437,000	384,016
Wells Fargo & Co.
Fixed until 06/02/2027, 2.39% (E), 06/02/2028	403,000	384,457
Fixed until 05/22/2027, 3.58% (E), 05/22/2028	135,000	132,106
Fixed until 03/15/2026, 3.90% (E)(I)	221,000	216,600
Fixed until 07/25/2027, 4.81% (E), 07/25/2028	376,000	377,047
Fixed until 12/03/2034, 5.21% (E), 12/03/2035	664,000	657,878
Fixed until 01/24/2030, 5.24% (E), 01/24/2031	580,000	589,032
Fixed until 04/24/2033, 5.39% (E), 04/24/2034	496,000	498,310
Fixed until 01/23/2034, 5.50% (E), 01/23/2035	370,000	374,138
Fixed until 07/25/2033, 5.56% (E), 07/25/2034	640,000	649,813
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Wells Fargo & Co. (continued)
Fixed until 07/25/2028, 5.57% (E), 07/25/2029	$ 487,000	$ 499,858
Fixed until 04/22/2027, 5.71% (E), 04/22/2028	514,000	525,034
Williams Cos., Inc.
4.80%, 11/15/2029	413,000	413,822
5.30%, 08/15/2028	662,000	675,590
6.00%, 03/15/2055	363,000	364,298
WP Carey, Inc.
2.40%, 02/01/2031	403,000	349,184
2.45%, 02/01/2032	283,000	236,839
Xcel Energy, Inc.
5.60%, 04/15/2035	234,000	234,432
Xilinx, Inc.
2.38%, 06/01/2030	285,000	256,412
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034	581,000	577,684
5.50%, 02/19/2035	347,000	352,297
Zoetis, Inc.
2.00%, 05/15/2030	427,000	374,989
4.70%, 02/01/2043	124,000	112,432
		159,507,698
Total Corporate Debt Securities (Cost $202,485,565)		198,472,988
ASSET-BACKED SECURITIES - 0.6%
United States - 0.6%
American Homes 4 Rent Trust Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (F)	201,590	201,156
AMSR Trust Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (F)	725,000	702,016
CoreVest American Finance Ltd. Series 2019-3, Class A, 2.71%, 10/15/2052 (F)	106,152	105,039
Credit Acceptance Auto Loan Trust Series 2025-1A, Class C, 5.71%, 07/16/2035 (F)	760,000	762,496
Foundation Finance Trust Series 2025-1A, Class A, 4.95%, 04/15/2050 (F)	490,000	491,053
Goodgreen Trust Series 2017, Class R1, 5.00%, 10/20/2051 (F)	757	732
GreatAmerica Leasing Receivables Funding LLC Series 2025-1, Class A4, 4.58%, 01/15/2032 (F)	193,000	192,782
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (F)	770,152	747,955

Series 2021-FNT2, Class A, 3.23%, 05/25/2026 (F)	441,399	430,632

P4 SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026	1,000,000	979,700
	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)

Progress Residential Trust Series 2025-SFR2, Class A, 3.31%, 04/17/2042 (F)(G)	$ 550,000	$ 507,141
SCF Equipment Trust LLC Series 2025-1A, Class B, 5.23%, 09/20/2034 (F)	667,000	675,620
Total Asset-Backed Securities (Cost $5,831,217)		5,796,322
MORTGAGE-BACKED SECURITIES - 0.6%
Cayman Islands - 0.2%
LFT CRE Ltd.
Series 2021-FL1, Class C, 1-Month Term SOFR + 2.06%, 6.38% (E), 06/15/2039 (F)	1,420,000	1,393,232
United States - 0.4%
FREMF Mortgage Trust
Series 2018-W5FX, Class BFX, 3.42% (E), 04/25/2028 (F)	1,441,000	1,353,246

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45% (E), 09/15/2039	269,797	89,582

MRCD Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (F)	1,230,000	1,088,550

ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (F)	441,393	444,274

SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, 1-Month Term SOFR + 1.74%, 6.06% (E), 05/15/2039 (F)	246,000	245,385

SREIT Trust
Series 2021-MFP, Class A, 1-Month Term SOFR + 0.85%, 5.16% (E), 11/15/2038 (F)	775,020	770,177

Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC, Zero Coupon, 03/15/2045 (F)(J)	25,335	0
		3,991,214
Total Mortgage-Backed Securities (Cost $5,914,367)		5,384,446
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Israel - 0.2%
Israel Government AID Bonds
Zero Coupon, 08/15/2025	1,000,000	984,186
Israel Government International Bonds
5.63%, 02/19/2035	685,000	680,606
		1,664,792
Mexico - 0.1%
Mexico Government International Bonds
3.77%, 05/24/2061	205,000	118,890
4.28%, 08/14/2041	200,000	151,542
4.50%, 01/31/2050	265,000	190,005
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bonds (continued)
4.75%, 03/08/2044	$ 234,000	$ 181,069
6.00%, 05/07/2036	247,000	238,429
6.34%, 05/04/2053	350,000	317,699
		1,197,634
Panama - 0.0% (B)
Panama Government International Bonds
4.50%, 04/16/2050	200,000	126,890
Saudi Arabia - 0.0% (B)
Saudi Government International Bonds
2.25%, 02/02/2033 (F)	200,000	164,000
Total Foreign Government Obligations (Cost $3,571,351)		3,153,316
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.3%
U.S. Treasury Bills
4.12% (H), 10/30/2025 (D)	100,000	97,660
4.25% (H), 06/12/2025	2,150,000	2,131,959
4.25% (H), 08/07/2025 (D)	496,000	488,672
4.34% (H), 06/05/2025 (D)	300,000	297,722
Total Short-Term U.S. Government Obligations (Cost $3,016,175)		3,016,013

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (H)	2,951,683	$ 2,951,683
Total Other Investment Company (Cost $2,951,683)		2,951,683

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 1.80% (H), dated 03/31/2025, to be repurchased at $20,334,478 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.88%, due 06/30/2026, and with a value of $20,740,397.	$ 20,333,461	20,333,461
Total Repurchase Agreement (Cost $20,333,461)		20,333,461
Total Investments (Cost $887,001,146)		895,267,634
Net Other Assets (Liabilities) - 0.9%		8,290,365
Net Assets - 100.0%		$ 903,557,999
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	49	06/30/2025	$10,124,954	$10,151,422	$26,468	$—
10-Year Australia Treasury Bonds	400	06/16/2025	28,092,076	28,158,150	66,074	—
10-Year U.S. Treasury Notes	841	06/18/2025	92,729,858	93,534,969	805,111	—
30-Year U.S. Treasury Bonds	91	06/18/2025	10,722,378	10,672,594	—	(49,784)
AUD Currency	36	04/14/2025	2,266,743	2,250,000	—	(16,743)
EUR Currency	33	06/16/2025	4,492,494	4,480,575	—	(11,919)
EURO STOXX 50® Index	39	06/20/2025	2,266,719	2,188,237	—	(78,482)
FTSE 100 Index	82	06/20/2025	9,215,445	9,100,942	—	(114,503)
GBP Currency	28	04/14/2025	2,269,359	2,259,425	—	(9,934)
S&P 500® E-Mini Index	42	06/20/2025	11,931,127	11,871,825	—	(59,302)
S&P Midcap 400® E-Mini Index	24	06/20/2025	7,077,836	7,052,640	—	(25,196)
TOPIX Index	53	06/12/2025	9,329,567	9,406,360	76,793	—
U.S. Treasury Ultra Bonds	34	06/18/2025	4,204,323	4,156,500	—	(47,823)
Total					$974,446	$(413,686)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(213)	06/30/2025	$(22,905,350)	$(23,037,281)	$—	$(131,931)
10-Year Japan Government Bonds	(49)	06/13/2025	(45,112,228)	(45,213,681)	—	(101,453)
10-Year U.S. Treasury Ultra Notes	(120)	06/18/2025	(13,645,798)	(13,695,000)	—	(49,202)
CHF Currency	(95)	06/16/2025	(13,657,970)	(13,545,813)	112,157	—
DJ U.S. Real Estate Index	(124)	06/20/2025	(4,521,003)	(4,559,480)	—	(38,477)
JPY Currency	(109)	04/14/2025	(9,177,024)	(9,089,919)	87,105	—
MSCI EAFE Index	(45)	06/20/2025	(5,623,425)	(5,436,675)	186,750	—
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P/ASX 200 Index	(19)	06/19/2025	$(2,308,519)	$(2,337,923)	$—	$(29,404)
S&P/TSX 60 Index	(11)	06/19/2025	(2,259,688)	(2,289,510)	—	(29,822)
Total					$386,012	$(380,289)
Total Futures Contracts					$1,360,458	$(793,975)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	24.3%	$217,335,024
U.S. Government Agency Obligations	24.1	215,503,357
Banks	8.3	73,989,791
Electric Utilities	3.6	32,454,233
Oil, Gas & Consumable Fuels	3.6	32,451,242
Semiconductors & Semiconductor Equipment	2.2	19,343,668
Software	2.1	18,510,253
Pharmaceuticals	1.8	16,324,159
Insurance	1.6	14,192,828
Capital Markets	1.5	13,391,996
Food Products	1.4	12,635,865
Health Care Providers & Services	1.3	11,601,544
Financial Services	1.1	10,288,590
Biotechnology	1.1	9,477,724
Hotels, Restaurants & Leisure	1.0	9,265,673
Interactive Media & Services	1.0	8,857,465
Broadline Retail	0.9	8,261,098
Health Care Equipment & Supplies	0.9	7,751,938
Aerospace & Defense	0.8	7,029,107
Communications Equipment	0.7	6,358,190
Machinery	0.7	6,334,363
Technology Hardware, Storage & Peripherals	0.7	5,947,162
Asset-Backed Securities	0.6	5,796,322
Specialty Retail	0.6	5,572,363
Mortgage-Backed Securities	0.6	5,384,446
Beverages	0.6	5,186,263
Automobiles	0.5	4,899,909
Chemicals	0.5	4,798,273
Commercial Services & Supplies	0.5	4,419,507
IT Services	0.5	4,212,826
Media	0.4	3,455,327
Containers & Packaging	0.4	3,439,978
Entertainment	0.4	3,343,945
Internet & Catalog Retail	0.4	3,310,904
Foreign Government Obligations	0.4	3,153,316
Textiles, Apparel & Luxury Goods	0.3	3,145,597
Diversified Telecommunication Services	0.3	2,629,648
Industrial Conglomerates	0.3	2,556,546
Specialized REITs	0.3	2,457,772
Metals & Mining	0.3	2,385,778
Transportation Infrastructure	0.3	2,316,533
Life Sciences Tools & Services	0.2	2,315,140
Household Durables	0.2	2,155,133
Consumer Staples Distribution & Retail	0.2	2,128,943
Diversified REITs	0.2	2,123,889
Passenger Airlines	0.2	2,026,435
Residential REITs	0.2	2,006,478
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Construction & Engineering	0.2%	$1,985,453
Electronic Equipment, Instruments & Components	0.2	1,976,320
Building Products	0.2	1,857,966
Ground Transportation	0.2	1,787,419
Retail REITs	0.2	1,617,583
Electrical Equipment	0.2	1,597,017
Energy Equipment & Services	0.2	1,579,339
Professional Services	0.2	1,538,833
Automobile Components	0.2	1,516,775
Consumer Finance	0.1	1,405,311
Trading Companies & Distributors	0.1	1,084,855
Health Care REITs	0.1	876,970
Tobacco	0.1	792,856
Diversified Consumer Services	0.1	776,706
Industrial REITs	0.1	765,365
Real Estate Management & Development	0.1	676,312
Gas Utilities	0.1	673,022
Construction Materials	0.1	655,546
Multi-Utilities	0.1	635,975
Personal Care Products	0.1	599,548
Air Freight & Logistics	0.1	532,903
Household Products	0.0 (B)	484,163
Office REITs	0.0 (B)	404,611
Hotel & Resort REITs	0.0 (B)	393,696
Distributors	0.0 (B)	225,392
Investments	97.1	868,966,477
Short-Term Investments	2.9	26,301,157
Total Investments	100.0%	$ 895,267,634
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (K)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$160,363,810	$62,957,214	$—	$223,321,024
U.S. Government Obligations	—	217,335,024	—	217,335,024
U.S. Government Agency Obligations	—	215,503,357	—	215,503,357
Corporate Debt Securities	—	198,472,988	—	198,472,988
Asset-Backed Securities	—	5,796,322	—	5,796,322
Mortgage-Backed Securities	—	5,384,446	—	5,384,446
Foreign Government Obligations	—	3,153,316	—	3,153,316
Short-Term U.S. Government Obligations	—	3,016,013	—	3,016,013
Other Investment Company	2,951,683	—	—	2,951,683
Repurchase Agreement	—	20,333,461	—	20,333,461
Total Investments	$163,315,493	$731,952,141	$—	$895,267,634
Other Financial Instruments
Futures Contracts (L)	$1,360,458	$—	$—	$1,360,458
Total Other Financial Instruments	$1,360,458	$—	$—	$1,360,458
LIABILITIES
Other Financial Instruments
Futures Contracts (L)	$(793,975)	$—	$—	$(793,975)
Total Other Financial Instruments	$(793,975)	$—	$—	$(793,975)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $4,113,014, collateralized by cash collateral of $2,951,683 and non-cash collateral, such as U.S. government securities of $1,264,001. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $6,318,913.
(E)
Floating or variable rate security. The rate disclosed is as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(F)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the total value of 144A securities is $60,539,842, representing 6.7% of the
Portfolio's net assets.

(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)	Rate disclosed reflects the yield at March 31, 2025.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	Rounds to less than $1 or $(1).
(K)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(L)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
DJ	Dow Jones
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SDR	Swedish Depositary Receipt
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Tactical Allocation VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust